Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of foreign exchange derivative contracts	$ 463	$ 891
(Loss) Gain on foreign exchange contracts	(131)	(748)	744
(Loss) Gain on interest rate contracts	(245)	604	3,931
Accrued and Other Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of foreign exchange derivative contracts	640	191
Fair value of interest rate derivative contracts	679	484
Other Long-Term Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of interest rate derivative contracts	$ 283	$ 233